Business Acquisitions - Total purchase price (Details) - USD ($)	Sep. 30, 2021	Sep. 03, 2021	Jul. 01, 2021	Dec. 31, 2020	Oct. 30, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 5,885,628			$ 871,128		$ 741,128
Michael F. Hamant, M.D., P.C
Business Acquisition [Line Items]
Goodwill					$ 130,000
PP&E					10,000
Total Purchase Price					$ 140,000
Neisa I. Diaz, M.D., LLC
Business Acquisition [Line Items]
Aquired Intangibles			$ 1,840,000
Other Assets			2,037
Goodwill			1,960,000
Total Purchase Price			$ 3,802,037
Medical Associates of Tampa Bay, LLC
Business Acquisition [Line Items]
Aquired Intangibles		$ 240,000
Goodwill	$ 3,805,628	892,550		$ 871,128
PP&E		21,450
Total Purchase Price		$ 1,154,000